SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	1 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Jan. 26, 2021 shares
Class of Stock [Line Items]
Ratio to be applied to the stock in the conversion	20.00%
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	614,000
Common shares, shares outstanding	0
Class A Ordinary Shares Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	0	20,700,000
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	5,175,000	5,175,000
Common shares, shares outstanding	5,175,000	5,175,000	5,175,000
Common stock subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		20,700,000
Class A common stock subject to possible redemption, outstanding (in shares)		20,700,000